Operating Segments (Tables)	12 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment	The following table provides an analysis of the Group’s revenue, results, assets, liabilities and other information by business segment:
30.06.2023
	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	364,549,780	31,133,035	395,682,815
Deferred tax assets and tax recoverable	20,849	-	20,849
Total assets	364,570,629	31,133,035	395,703,664

Liabilities
Segment liabilities	36,181,129	22,271,732	58,452,862
Deferred tax liabilities and tax payable	18,400,243	12,804	18,413,046
Total liabilities	54,581,372	22,284,536	76,865,908

30.06.2022
	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	326,879,075	1,721,377	328,600,452
Deferred tax assets and tax recoverable	12,841	-	12,841
Total assets	326,891,916	1,721,377	328,613,293

Liabilities
Segment liabilities	9,923,189	2,000	9,925,189
Deferred tax liabilities and tax payable	24,193,067	90	24,193,157
Total liabilities	34,116,256	2,090	34,118,346

Schedule Additions to Non-Current Assets
30.06.2023 (Cont’d)
	IoT	Investment holding and others	Total
	RM	RM	RM
Additions to non-current assets:
Property, plant and equipment	72,383,744	-	72,383,744

Revenue
Total revenue	242,132,250	-	242,132,250
- Inter-segment revenue	-	-	-
Revenue from external parties	242,132,250	-	242,132,250
Results
Profit/(Loss) before interest, depreciation and tax	63,598,841	(4,068,113)	59,530,728
Depreciation of:
- property, plant and equipment	(15,859,909)	-	(15,859,909)
- right-of-use assets	(126,945)	-	(126,945)
Amortisation of intangible asset	(22,423,147)	-	(22,423,147)
Finance income/(cost), Net	365,310	406,966	722,276
Profit/(Loss) before tax	25,554,150	(3,661,147)	21,893,003
Tax expense	5,676,935	(32,713)	5,644,222
Profit/(Loss) for the year	31,231,085	(3,693,860)	27,537,225
	IoT	Investment holding and others	Total
	RM	RM	RM
Additions to non-current assets:
Property, plant and equipment	56,017,057	-	56,017,057
Intangible assets	78,000,000	-	78,000,000
	134,017,057	-	134,017,057

Revenue
Total revenue	443,024,003	-	443,024,003
- Inter-segment revenue	-	-	-
Revenue from external parties	443,024,003	-	443,024,003
Results
Profit/(Loss) before interest, depreciation and tax	106,355,741	(1,812,671)	104,543,070
Depreciation of:
- property, plant and equipment	(933,860)	-	(933,860)
- right-of-use assets	(116,801)	-	(116,801)
Amortisation of intangible asset	(15,423,147)	-	(15,423,147)
Finance income/(cost), Net	222,745	395	223,140
Profit/(Loss) before tax	90,104,678	(1,812,276)	88,292,402
Tax expense	(14,909,284)	(96)	(14,909,380)
Profit/(Loss) for the year	75,195,394	(1,812,372)	73,383,022